Exhibit 99.2

Client Name:
Client Project Name:	RMLT 2019-3
Start - End Dates:	3/16/2018-8/13/2019
Deal Loan Count:	397

Conditions Report 2.0

Loans in Report:	397
Loans with Conditions:	245

306 - Total Active Conditions
1 - Material Conditions
1 - Credit Review Scope
1 - Category: DTI
305 - Non-Material Conditions
134 - Credit Review Scope
2 - Category: Application
19 - Category: Assets
21 - Category: Credit/Mtg History
16 - Category: DTI
19 - Category: Income/Employment
5 - Category: Legal Documents
16 - Category: LTV/CLTV
1 - Category: Re-Verifications
35 - Category: Terms/Guidelines
12 - Property Valuations Review Scope
12 - Category: Property
159 - Compliance Review Scope
4 - Category: Documentation
2 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
2 - Category: RESPA
1 - Category: Right of Rescission
1 - Category: State Consumer Protection
2 - Category: State High Cost
25 - Category: State Rate Spread
121 - Category: TILA/RESPA Integrated Disclosure
241 - Total Satisfied Conditions

120 - Credit Review Scope
13 - Category: Application
10 - Category: Assets
12 - Category: Credit/Mtg History
7 - Category: DTI
38 - Category: Income/Employment
13 - Category: Insurance
13 - Category: Legal Documents
14 - Category: Terms/Guidelines
19 - Property Valuations Review Scope
12 - Category: Appraisal
5 - Category: FEMA
1 - Category: Property
1 - Category: Value
102 - Compliance Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
2 - Category: APR Tolerance
4 - Category: Compliance Manual
16 - Category: Documentation
4 - Category: Federal Consumer Protection
5 - Category: Finance Charge Tolerance
11 - Category: Right of Rescission
2 - Category: State Consumer Protection
5 - Category: Texas Home Equity
49 - Category: TILA/RESPA Integrated Disclosure
11 - Total Waived Conditions

4 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Income/Employment
2 - Property Valuations Review Scope
2 - Category: Property
5 - Compliance Review Scope
5 - Category: State Rate Spread

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